Consolidated Statements of Cash Flows (USD $)	12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities
Net Loss for the period	$ (368,707)	$ (580,330)	$ (14,311,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense.	8,676	10,294	79,191
Accretion expense.	0	0	48,000
Common stock issued for services	0	207,925	3,112,893
Common stock subscribed for services	11,475	0	1,478,975
Impairment of mineral properties.	0	0	910,000
Impairment of property and equipment.	0	0	8,033
Loss (gain) on sale of property and equipment.	0	(869)	8,675
Loss (gain) on forgiveness of debt.	0	0	(390,029)
Loss (gain) on fair value of derivatives.	(22,102)	(50,874)	26,627
Stock-based compensation.	0	0	4,952,286
Changes in operating assets and liabilities:
Amount receivable.	0	4,531	0
Prepaid expenses.	0	0	76,222
Accounts payables and accrued liabilities.	(778)	3,171	(97,539)
Due to related party.	45,000	0	45,000
Net Cash Used In Operating Activities	(326,436)	(406,152)	(4,053,108)
Investing Activities
Acquisition of mineral properties	0	0	(110,000)
Proceeds from sale of assets	0	4,000	24,000
Purchase of property and equipment	0	(18,113)	(135,034)
Net Cash Used in Investing Activities	0	(14,113)	(221,034)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	0	810,000	3,390,500
Proceeds from loans payable	0	0	59,810
Proceeds from (repayments to) related parties, net	(52,000)	(11,500)	824,294
Net Cash Provided By Financing Activities	(52,000)	798,500	4,274,604
Increase (Decrease) in Cash	(378,436)	378,235	462
Cash - Beginning of Period	379,014	779	116
Cash - End of Period	578	379,014	578
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	0	0	0
Non-Cash Investing and Financing Activities
Cancellation of common shares	0	(439,475)	(860,231)
Common shares issued to acquire mineral properties	0	0	800,000
Common shares issued to settle debt	0	0	1,321,794
Common shares issued for finders' fees	0	49,000	112,000
Common shares issued for prepaid services	0	0	476,222
Subscribed common stock issued for services	11,475	56,000	67,475
Subscribed common stock issued (cash received in prior period)	$ 0	$ 250,000	$ 250,000